ETFMG Breakwave Sea Decarbonization Tech ETF
Schedule of Investments
September 30, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.2%
Canada - 7.4%
Chemicals - 4.0%
Methanex Corp.	2,777	$127,854
Electrical Equipment - 3.4% (c)
Ballard Power Systems, Inc. (a)	7,535	105,867
Total Canada		233,721

Denmark - 6.1%
Construction & Engineering - 0.9%
Cadeler A/S (a)	7,510	27,586
Electric Utilities - 0.8%
Orsted A/S (d)	190	25,120
Electrical Equipment - 3.8% (c)
Vestas Wind System A/S	3,052	122,413
Oil, Gas & Consumable Fuels - 0.6%
Everfuel A/S (a)	3,852	19,794
Total Denmark		194,913

Finland - 5.2%
Machinery - 5.2%
Cargotec OYJ - Class B	520	26,515
Valmet OYJ	690	25,049
Wartsila OYJ ABP	9,403	112,786
Total Finland		164,350

France - 8.8%
Electrical Equipment - 3.5% (c)
Nexans SA	1,186	111,140
Machinery - 3.7%
McPhy Energy SA (a)	5,821	117,526
Oil, Gas & Consumable Fuels - 0.8%
Gaztransport Et Technigaz SA	355	26,626
Professional Services - 0.8%
Bureau Veritas SA	793	24,535
Total France		279,827

Germany - 5.4%
Electrical Equipment - 3.8% (c)
Siemens Energy AG (a)	4,441	119,500
Semiconductor & Semiconductor Equipment - 0.8%
Infineon Technologies AG	613	25,225
Transportation Infrastructure - 0.8%
Hamburger Hafen und Logistik AG	1,173	26,360
Total Germany		171,085

Ireland - 0.8%
Electrical Equipment - 0.8% (c)
Fusion Fuel Green PLC - Class A (a)	2,411	26,183

Luxembourg - 3.8%
Electrical Equipment - 3.8% (c)
FREYR Battery SA (a)	12,356	121,954

Netherlands - 3.4%
Chemicals - 1.7%
Akzo Nobel NV	228	24,926
OCI NV (a)	981	28,999
Total Chemicals		53,925
Energy Equipment & Services - 0.9%
Technip Energies NV (a)	1,771	27,899
Oil, Gas & Consumable Fuels - 0.8%
Koninklijke Vopak NV	642	25,284
Total Netherlands		107,108

Norway - 25.7%
Aerospace & Defense - 3.8%
Kongsberg Gruppen ASA	4,360	121,596
Chemicals - 4.0%
Yara International ASA	2,558	127,084
Commercial Services & Supplies - 1.6%
Quantafuel ASA (a)	9,156	26,478
Vow ASA (a)	7,836	24,651
Total Comercial Services & Supplies		51,129
Diversified Financial Services - 0.8%
Saga Pure ASA	77,963	25,551
Electrical Equipment - 3.8% (c)
NEL ASA (a)	81,503	121,810
Electronic Equipment & Instruments - 0.8%
Kitron ASA	12,062	25,057
Energy Equipment & Services - 1.7%
Aker Solutions ASA (a)	13,067	28,991
Magnora ASA (a)	12,813	26,178
Total Energy Equipment & Services		55,169
Independent Power and Renewable Electricity Producers - 3.8%
Aker Horizons Holding ASA (a)	31,535	120,126
Machinery - 3.7%
Hexagon Composites ASA (a)	33,593	118,897
Marine - 0.8%
Wallenius Wilhelmsen ASA (a)	6,493	24,318
Software - 0.9%
Volue ASA (a)	4,986	27,378
Total Norway		818,115

Sweden - 7.2%
Electrical Equipment - 3.6% (c)
PowerCell Sweden AB (a)	5,961	115,483
Machinery - 3.6%
Alfa Laval AB	3,047	114,370
Total Sweden		229,853

Switzerland - 0.8%
Electrical Equipment - 0.8% (c)
ABB, Ltd. - ADR	743	24,786

United Kingdom - 9.3%
Aerospace & Defense - 1.9%
Babcock International Group PLC (a)	5,331	26,706
Rolls-Royce Holdings PLC (a)	17,382	32,823
Total Aerospace & Defense		59,529
Electrical Equipment - 7.4% (c)
Ceres Power Holdings PLC (a)	7,421	107,590
ITM Power PLC (a)	22,115	128,370
Total Electrical Equipment		235,960
Total United Kingdom		295,489

United States - 15.3%
Construction & Engineering - 1.7%
Great Lakes Dredge & Dock Corp. (a)	1,757	26,513
Matrix Service Co. (a)	2,655	27,771
Total Construction & Engineering		54,284
Electrical Equipment - 4.5% (c)
Advent Technologies Holdings, Inc. (a)	13,441	116,937
Bloom Energy Corp. - Class A (a)	1,355	25,366
Total Electrical Equipment		142,303
Machinery - 4.5%
Chart Industries, Inc. (a)	621	118,679
Cummins, Inc.	116	26,049
Total Machinery		144,728
Oil, Gas & Consumable Fuels - 4.6%
New Fortress Energy, Inc.	4,280	118,770
World Fuel Services Corp.	807	27,131
Total Oil, Gas & Consumable Fuels		145,901
Total United States		487,216
TOTAL COMMON STOCKS (Cost $3,133,602)		3,154,600

MONEY MARKET FUNDS - 0.7%
First American Government Obligations Fund - Class X, 0.03% (b)	23,318	23,318
TOTAL MONEY MARKET FUNDS (Cost $23,318)		23,318

Total Investments (Cost $3,156,920) - 99.9%		3,177,918
Other Assets in Excess of Liabilities - 0.1%		2,610
TOTAL NET ASSETS - 100.0%		$3,180,528

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at Sepember 30, 2021.
(c)	As of September 30, 2021 the Fund had a significant portion of its assets in the Electrical Equipment Industry.
(d)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified insitutional buyers. At September 30, 2021, the market value of these securities total $25,120, which represents 0.8% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,154,600	$-	$-	$3,154,600
Short-Term Investments	23,318	-	-	23,318
Total Investments in Securities	$3,177,918	$-	$-	$3,177,918
^ See Schedule of Investments for classifications by country and industry